NET REVENUES - Revenues disaggregated by geographic location (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Disaggregation of Revenue
Net revenues	¥ 3,027,573	$ 432,937	¥ 2,077,157	¥ 1,876,989
Revenue recognized at a point of time
Disaggregation of Revenue
Net revenues	3,023,288		2,038,302	1,783,803
Revenue recognized over time
Disaggregation of Revenue
Net revenues	4,285		38,855	93,186
Chinese Mainland
Disaggregation of Revenue
Net revenues	2,354,727		1,542,793	991,912
North America
Disaggregation of Revenue
Net revenues	451,689		280,874	748,147
Europe
Disaggregation of Revenue
Net revenues	140,002		161,095	70,500
Other regions
Disaggregation of Revenue
Net revenues	¥ 81,155		¥ 92,395	¥ 66,430